Concentration of Risks (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Concentration of Risks [Line Items]
Interest-bearing borrowing	6.30%	10.00%
Outstanding principal balance of loans, percentage	51.30%
Sales partners, percentage	20.90%
Sales Partners A [Member]
Concentration of Risks [Line Items]
Outstanding principal balance of loans, percentage	45.30%
Sales partners B [Member]
Concentration of Risks [Line Items]
Outstanding principal balance of loans, percentage	8.80%
Sales partners, percentage		67.30%
Sales partners C [Member]
Concentration of Risks [Line Items]
Sales partners, percentage		67.30%